UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08902

               Name of Registrant: 1838 Investment Advisors Funds

             Address of Registrant: 2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19482

           Name and address of agent for service: Anna M. Bencrowsky,
                        2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19482

                           Copies to: John McDonnell,
                        2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19482

       Registrant's telephone number, including area code: (484) 322-4300

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2003

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ITEM 1: Reports to Shareholders



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FELLOW SHAREHOLDER:

For the six-month period ended April 30, 2004, the net total return of the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE") was 12.39%. For the same period, the net asset value per share of the 1838 International Equity Fund was up by 13.43%, outperforming the EAFE benchmark by 1.04%1.

Major currencies put in a mixed performance against the US dollar. The Euro gained 4.25%, the British pound gained 4.86%, but the Japanese yen ended almost unchanged at 110.34.

Inflation is creeping back into the news. Chinese demand for materials is pushing up commodity prices on some metals such as nickel to levels not seen in 15 years. Oil is up to a 13-year high. Gold is up 26% over the past 12 months to its highest level since 1988. While only a few commodities are affected so far, the potential return of some inflationary pressures, after 20 years of dormancy, may be worthy of renewed attention.

PERFORMANCE BY REGION:

All regions showed strong absolute returns with the European index showing a 13.07% total return, Japan 12.91% and non-Japan Asia 7.44%. In the Fund, very strong relative performance in Europe and Mexico was partly offset by underperformance in Japan, Canada and emerging markets. Underperformance in Japan was the result of underweighting this strong market and underexposure in its finance and banking industries. In emerging markets, the holdings in Taiwan Semiconductor and China Telecom suffered from profit taking, but continue to show solid growth. However, the Mexican mobile phone services provider, America Movil, was a star performer with a 42% gain. In Europe, strong performance came out of the UK not only by avoiding drug maker GlaxoSmithKline and international bank HSBC but also by having positions in investment management company Man Group and service company Capita and solid contributions from large cap stocks like BP and Vodafone. Ireland and Greece were other prominent contributors with the Fund's holdings in Anglo Irish Bank, Coca-Cola Hellenic and Public Power.

PERFORMANCE BY SECTOR:

On a Sector basis, limited underperformance came from the Fund's holdings in Materials (the paper producer Stora Enso, which was sold), Energy (Chinese energy company CNOOC suffered from profit taking in Chinese stocks) and Health Care. However, the Fund outperformed in seven of the ten sectors, with particularly strong results in Financials and Consumer Staples and Discretionary, with holdings such as Anglo Irish Bank, Erste Bank in Austria and Man Group, Coca Cola Hellenic and sports shoes and apparel producer Puma.

1 Past performance of the Fund is no guarantee of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please bear in mind that investing in foreign securities can involve special risks such as currency fluctuation, less extensive regulation of foreign brokers and possible political instability. The Fund's returns assume the reinvestment of all distributions. The MSCI EAFE Index is an unmanaged stock market index without any associated expenses and the returns assume reinvestment of all net dividends. You cannot invest directly in an index.

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CONCLUSION:

The six-months ended April 30, 2004 showed a continuation of the global stock market recovery, supported by improving economic growth and in many instances surprisingly strong corporate earnings. The first quarter of 2004 was the fourth consecutive quarter that the EAFE Index has posted positive results -- a streak last seen in 1999. For the first quarter, the year, 3-year and 5-year periods ending March 31st, the EAFE handily beat S&P 500 returns (by respectively 2.7%, 22.4%, 2.8% and 1.7%, the last two annualized). One needs to go back to 1988 to see the EAFE outperform the S&P 500 over all four chosen periods. At that time, the EAFE managed to do so for a 3-year stretch (from 1986 through 1988).

                                            Sincerely,

                                            /S/HANS VAN DEN BERG

                                            Hans van den Berg
                                            Vice President & Portfolio Manager

May 14, 2004

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
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SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                 APRIL 30, 2004
---------------------------------------------------------------------------------------------------------------------------

                                                                                                          VALUE
                                                          INDUSTRY                        SHARES        (NOTE 2)
                                                          ---------                      --------      -----------
COMMON STOCK -- 99.33%

AUSTRIA -- 1.73%
   Erste Bank Der Oester Spark                Banks...............................         4,800   $      718,387
                                                                                                   --------------

AUSTRALIA -- 1.59%
   BHP Billiton Ltd.                          Metal & Mining......................        79,830          661,282
                                                                                                   --------------

CANADA -- 3.44%
   Alcan Inc.                                 Metal & Mining......................        12,100          486,783
   Bank of Nova Scotia                        Banks...............................        20,400          521,403
   Encana Corporation                         Oil & Gas...........................        10,800          422,498
                                                                                                   --------------
                                                                                                        1,430,684
                                                                                                   --------------
DENMARK -- 1.52%
   Danske Bank A/S                            Banks...............................        28,200          633,703
                                                                                                   --------------

FINLAND -- 1.65%
   Stora Enso Oyj-R Shs                       Paper & Related Products............        61,400          688,191
                                                                                                   --------------

FRANCE -- 7.70%
   Accor SA                                   Hotels, Restaurants & Leisure.......        13,200          555,722
   AXA, Inc.                                  Insurance...........................        29,300          617,118
   Essilor International                      Health Care Equipment & Supplies....        10,400          608,514
   LVMH Moet-Hennessy L. Vuitton SA           Consumer Durables & Apparel.........         7,100          500,454
   Total SA (B Shares)                        Oil & Gas...........................         5,000          924,836
                                                                                                   --------------
                                                                                                        3,206,644
                                                                                                   --------------
GERMANY -- 8.36%
   Continental AG                             Automobiles & Components............        13,300          574,759
   Deutsche Bank AG                           Banks...............................         6,200          509,109
   E. ON AG                                   Electric Utilities..................         7,900          523,698
   Puma AG                                    Consumer Durables & Apparel.........         3,160          731,965
   SAP AG                                     Software............................         3,100          474,177
   Siemens AG                                 Industrial Conglomerate.............         9,300          667,789
                                                                                                   --------------
                                                                                                        3,481,497
GREECE -- 2.89%
   Coca-Cola Hellenic Bottling SA             Beverages...........................        23,700          628,438
   Public Power Corp.                         Electric Utilities..................        22,600          573,261
                                                                                                   --------------
                                                                                                   1,201,699
                                                                                              --------------

                      See notes to financial statements.

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
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SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                     APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------------

                                                                                                          VALUE
                                                          INDUSTRY                        SHARES        (NOTE 2)
                                                          ---------                      --------      -----------
HONG KONG -- 4.36%
   CNOOC Ltd.                                 Oil & Gas...........................     1,649,500   $      597,430
   Esprit Holdings Ltd.                       Retailing...........................       184,794          758,149
   China Telecom Corp.                        Wireless Telecommunication Services.     1,537,100          458,186
                                                                                                   --------------
                                                                                                        1,813,765
                                                                                                   --------------
INDIA -- 1.30%
   ICICI Bank Ltd. - Sponsored ADR            Banks...............................        34,890          540,795
                                                                                                   --------------

IRELAND -- 2.97%
   Anglo Irish Bank Corp.                     Banks...............................        75,520        1,235,729
                                                                                                   --------------

ISRAEL -- 1.46%
   TEVA Pharmaceutical Ind. - ADR             Pharmaceuticals.....................         9,900          609,444
                                                                                                   --------------

ITALY -- 1.22%
   Unicredito Italiano SPA                    Banks...............................       108,800          507,350
                                                                                                   --------------

JAPAN -- 19.15%
   Asahi Kasei Corp.                          Chemicals - Diversified.............       100,000          546,418
   Canon Inc.                                 Office Electronics..................        12,000          629,604
   Hoya Corp.                                 Health Care Equipment & Services....         5,400          584,260
   JSR Corp.                                  Chemicals...........................        24,300          511,961
   KDDI Corp.                                 Wireless Telecommunication Services             97          581,007
   Kubota Corporation                         Machinery...........................       172,000          746,572
   Mitsubishi Tokyo Financial Group, Inc.     Banks...............................            70          622,899
   Nichii Gakkan Co.                          Commercial Services & Supplies......         9,500          493,272
   Omron Corp.                                Electronic Equipment & Instruments..        24,400          594,771
   Pioneer Corp.                              Household Durables..................        22,800          650,809
   Shin-Etsu Chemical Co. Ltd.                Chemicals...........................         9,900          400,109
   Sharp Corp.                                Household Durables..................        36,000          649,178
   SMC Corp.                                  Machinery...........................         3,900          447,057
   Sumitomo Realty & Dev. Co., Ltd.           Real Estate.........................        46,000          516,461
                                                                                                   --------------
                                                                                                        7,974,378
                                                                                                   --------------
MEXICO -- 1.81%
   America Movil SA (L Shares) - ADR          Wireless Telecommunication Services.        22,300          753,740
                                                                                                   --------------

                       See notes to financial statements.

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
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SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                     APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------------
                                                                                                          VALUE
                                                          INDUSTRY                        SHARES        (NOTE 2)
                                                          ---------                      --------      -----------
NETHERLANDS -- 5.12%
   ASML Holding NV                            Semiconductor Equipment & Products..        21,100    $     335,900
   ING Groep NV                               Diversified Financial Services......        34,334          735,903
   Koninklijke Numico NV                      Food Products ......................        18,000          498,440
   Reed Elsevier NV                           Media...............................        39,900          560,569
                                                                                                   --------------
                                                                                                        2,130,812
                                                                                                   --------------
SINGAPORE -- 2.70%
   DBS Group Holdings Ltd.                    Banks...............................        69,355          582,901
   Keppel Corp. Ltd.                          Diversified Financials..............       129,000          542,096
                                                                                                   --------------
                                                                                                        1,124,997
                                                                                                   --------------
SPAIN -- 2.80%
   Banco Popular Espanol SA                   Banks...............................        10,200          562,821
   Grupo Ferrovial SA                         Construction & Engineering..........        15,100          602,225
                                                                                                   --------------
                                                                                                        1,165,046
                                                                                                   --------------
SWEDEN -- 2.72%
   Ericsson (LM) Tel - Sponsored ADR          Wireless Telecommunication Services.        18,600          496,062
   Getinge AB (B Shares)                      Health Care Equipment & Services....        55,400          638,161
                                                                                                   --------------
                                                                                                        1,134,223
                                                                                                   --------------

SWITZERLAND -- 5.99%
   Actelion Ltd.                              Pharmaceuticals.....................         5,650          619,862
   Nestle SA - Sponsored ADR                  Food Products.......................        11,700          742,365
   Novartis AG - Registered Shares            Pharmaceuticals.....................        16,500          735,539
   SGS SA                                     Commercial Services.................           754          395,434
                                                                                                   --------------
                                                                                                        2,493,200
                                                                                                   --------------

TAIWAN -- 0.76%
   Taiwan Semiconductor - Sponsored ADR*      Semiconductor Equipment & Products..        33,099          315,433
                                                                                                   --------------

UNITED KINGDOM -- 18.09%
   Barclays PLC                               Banks...............................        93,934          847,049
   BP PLC                                     Oil & Gas...........................       138,497        1,197,933
   British Sky Broadcasting Group PLC*        Media...............................        42,000          496,414
   Capita Group PLC                           Commercial Services & Supplies......       101,400          558,784
   Lloyds TSB Group PLC                       Banks...............................        69,200          517,554
   Man Group PLC                              Diversified Financials..............        20,387          610,630

                       See notes to financial statements.

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
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SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                     APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------------

                                                                                                          VALUE
                                                          INDUSTRY                        SHARES        (NOTE 2)
                                                          ---------                      --------      -----------
UNITED KINGDOM -- (CONTINUED)
   Reckitt Benckiser PLC                      Household Products..................        30,135    $     783,964
   Royal Bank of Scotland Group PLC           Banks...............................        25,168          755,615
   Tesco PLC                                  Food & Drug Retailing...............       129,903          573,030
   Vodafone Airtouch PLC                      Wireless Telecommunication Services.       489,045        1,190,299
                                                                                                   --------------
                                                                                                        7,531,272
                                                                                                   --------------

   TOTAL COMMON STOCK (Cost $33,670,372)      ....................................                     41,352,271
                                                                                                   --------------

SHORT-TERM INVESTMENT -- 0.04%
   Evergreen Institutional Money Market Fund - I Shares (Cost $17,535)............        17,535           17,535
                                                                                                   --------------

TOTAL INVESTMENTS (Cost $33,687,907)-- 99.37% ....................................                   $ 41,369,806

OTHER ASSETS AND LIABILITIES, NET-- 0.63%     ....................................                        264,030
                                                                                                   --------------

NET ASSETS-- 100.00%...............................................................                  $ 41,633,836
                                                                                                    =============

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Common Stocks
   Consumer Discretionary -- 13.24%       Industrials -- 9.58%
   Consumer Staples -- 7.79%              Information Technology -- 8.28%
   Energy -- 7.60%                        Materials -- 6.30%
   Financials -- 26.69%                   Telecommunication Services -- 7.21%
   Health Care -- 8.96%                   Utilities -- 4.35%

ADR -- American Depositary Receipt

                       See notes to financial statements.

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--------------------------------------------------------------------------------

TO THE SHAREHOLDER:

After seeing interest rates steadily decline over the last several years, the fixed income markets seem to be entering a period of transition. The Fed has kept a balanced assessment of the risks facing the US economy at each of its last 10 meetings, but hinted at its last meeting that it may need to tap on the brakes a little and tighten monetary policy in the future in response to strong economic growth.

Economic fundamentals have continued to show signs of strength. Real GDP came in at a 4.2% annual rate in the first quarter. There are also signs that the slack in the labor markets is starting to dissipate with a large pick up in Non-Farm Payrolls for March and April and a jump in many of the employment cost indices.

Interest rates have already begun to price in the prospects for continued underlying strength and a potential pick up in inflationary pressures. Since the beginning of the year the yield on the 10 year Treasury Benchmark has risen over 25 basis points to 4.50%, while yields on 2 year Treasuries are 50 basis points higher at 2.30%. All the major sectors of the fixed income market have posted positive returns for the six-month period ended April 30, 2004, with the Credit sector (Corporate Bonds and Asset-Backed Bonds) posting the largest gains, up 1.59% and 1.54%, respectively. Within the credit markets, performance continues to be highly dependant on quality and issue selection. Lower quality, higher beta issuers continue to provide the highest absolute performance for the six-month period.

The 1838 Fixed Income Fund (the "Fund") has been tracking the performance of its benchmark, the Lehman Aggregate Bond Index (the "Index") fairly closely during the first six months of the fiscal year. The total return of the Fund was 1.16% (net of fees & expenses) compared to the Index, which was up 1.25% for the six months ended April 30, 2004 1.

Going forward, it is our belief interest rates will continue to rise. Although yields have risen already since the beginning of the year, interest rates are still historically very low. The Fed will most likely begin raising the Fed Funds rate later this year to mitigate the risk of inflation. Consequently, the Fund will maintain a short duration posture relative to the Index. As the economic recovery continues to expand, the market's appetite for riskier assets should continue. Therefore, the Fund will remain overweight in the spread sectors of the fixed income market. We expect the corporate market to continue to do well over the next few months, but with the credit curves relatively flat, we choose to overweight exposure in the front end of the Fund's portfolio while reducing security-specific risk in the long end.


1 Past performance of the Fund is no guarantee of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's returns assume the reinvestment of all distributions. The Lehman Aggregate Bond Index is an unmanaged investment grade bond index without any associated expenses and the returns assume reinvestment of all interest income. You cannot invest directly in an index.

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The Fund's exposure, based on long-term market value, compared to the Index at
April 30, 2004 was as follows:

                                                              1838 FIXED        LEHMAN AGGREGATE
                                                              INCOME FUND          BOND INDEX
                                                             -------------       ---------------
         Corporate Bonds.................................         41%                 25%
         Mortgage-Backed.................................         31%                 35%
         Asset-Backed....................................         14%                  5%
         Agencies........................................          6%                 12%
         Treasuries......................................          8%                 23%

                                            Sincerely,

                                            /S/CLIFFORD D. CORSO

                                            Clifford D. Corso
                                            Vice President & Portfolio Manager

May 14, 2004


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SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                 APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------------


                                                                        MOODY'S/S&P     PRINCIPAL         VALUE
                                                                          RATING         AMOUNT         (NOTE 2)
                                                                       ------------     --------       -----------
CORPORATE BONDS -- 37.80%

   FINANCIAL --  14.68%
      Chubb Corp., 3.95%, 04/01/08...................................      A2/A       $  400,000    $     399,911
      Credit Suisse FB USA Inc., 3.875%, 01/15/09....................     Aa3/A+         440,000          434,247
      Ford Motor Credit Co., 7.00%, 10/01/13.........................     A3/BBB-        235,000          241,681
      GE Global Insurance Holding, 7.00%, 02/15/26...................      A1/A-         415,000          444,492
      General Motors Acceptance Corp., 4.375%, 12/10/07..............     A3/BBB         550,000          549,754
      Goldman Sachs Group Inc., 6.125%, 02/15/33.....................     Aa3/A+         255,000          245,285
      New York Life Insurance Co., 5.875%, 05/15/33, 144A............     Aa3/AA-        440,000          423,015
      Washington Mutual Inc., 4.375%, 01/15/08.......................      A3/A-         465,000          472,547
                                                                                                    -------------
                                                                                                        3,210,932
                                                                                                    -------------
   INDUSTRIAL & MISCELLANEOUS -- 14.84%
      BAE Systems 2001 Asset Trust, 6.664%, 09/15/13, 144A*..........     Aaa/AAA        266,407          290,642
      Centex Corp., 4.75%, 01/15/08..................................    Baa2/BBB        380,000          389,544
      Delta Air Lines, Ser. 2002-1, CI. G-2, 6.417%, 07/02/12*.......     Aaa/AAA        385,000          397,511
      Ford Motor Co., 7.45%, 07/16/31................................    Baa1/BBB-        85,000           82,863
      International Paper Co., 5.85%, 10/30/12.......................    Baa2/BBB        345,000          356,165
      SAB Miller PLC, 6.625%, 08/15/33, 144A.........................    Baa1/BBB+       400,000          416,678
      Transocean Sedco Inc., 6.75%, 04/15/05.........................     Baa2/A-        395,000          410,282
      United Mexican States, 4.625%, 10/08/08........................    Baa2/BBB-       465,000          462,675
      Weyerhaeuser Co., 6.00%, 08/01/06..............................    Baa2/BBB        415,000          440,144
                                                                                                    -------------
                                                                                                        3,246,504
                                                                                                    -------------
   TELECOMMUNICATIONS & MULTIMEDIA -- 8.28%
      AT&T Wireless Services Inc., 7.50%, 05/01/07...................    Baa2/BBB        190,000          210,985
      AOL Time Warner, 6.125%, 04/15/06..............................    Baa1/BBB+       180,000          190,895
      AOL Time Warner, 7.625%, 04/15/31..............................    Baa1/BBB+       260,000          284,540
      British Telecom PLC, 7.625%, 12/15/05..........................     Baa1/A-        195,000          211,054
      Comcast Corp., 7.05%, 03/15/33.................................    Baa3/BBB         35,000           36,820
      Deutsche Telekom International Finance, 7.75%, 06/15/05........    Baa2/BBB+       195,000          207,571
      France Telecom, 7.75%, 03/01/11................................    Baa2/BBB+       370,000          437,413
      GTE Corp. (Verizon), 6.94%, 04/15/28...........................      A3/A+         225,000          233,246
                                                                                                    -------------
                                                                                                        1,812,524
                                                                                                    -------------
        TOTAL CORPORATE BONDS (Cost $8,228,437)..................................................       8,269,960
                                                                                                    -------------


                       See notes to financial statements.

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
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SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                     APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------------


                                                                        MOODY'S/S&P     PRINCIPAL         VALUE
                                                                          RATING         AMOUNT         (NOTE 2)
                                                                       ------------     --------        ---------
ASSET BACKED SECURITIES -- 16.62%

      Bear Stearns Commercial Mortgage Sec., Ser. 1999-WF2, Cl. A2,
      7.08%, 06/15/09................................................     Aaa/AAA     $  445,000    $     500,356
      Carmax Auto Owner Trust, Ser. 2004-1, Cl. A3,
      2.66%, 05/15/08................................................     Aaa/AAA        425,000          424,990
      Drivetime Auto Owner Trust, Ser. 2004-A,  Cl. A3,
      2.419%, 08/15/08, 144A.........................................     Aaa/AAA        410,000          411,025
      Franklin Auto Trust, Ser. 2003-1, Cl. A4,
      2.27%, 05/20/11................................................     Aaa/AAA        575,000          564,221
      FHLMC Structured Pass Through Sec., Ser. H005, Cl. A2,
      2.55%, 08/15/07................................................     Aaa/AAA        195,812          195,947
      JP Morgan Chase Commercial Mortgage Sec., Ser. 2001-CIBC, Cl. A1,
      5.288%, 03/15/33...............................................     Aaa/AAA        367,180          375,851
      Long Beach Auto Receivables Trust, Ser. 2003-A, Cl. A3,
      2.021%, 07/15/07...............................................     Aaa/AAA        415,000          415,911
      TF Auto Receivables Owner Trust, Ser. 2002-1, Cl. A3,
      3.00%, 05/12/09, 144A..........................................     Aaa/AAA        555,000          560,723
      Textron Financial Corp. Receivables Trust, Ser. 2000-B, Cl. A3,
      6.99%, 03/15/06, 144A..........................................     Aaa/AAA        187,585          187,606
                                                                                                    -------------
        TOTAL ASSET BACKED SECURITIES (Cost $3,567,468)..........................................      3,636,630
                                                                                                    -------------

MORTGAGE BACKED SECURITIES -- 30.02%

      FGCI, Pool # E92496, 5.50%, 11/01/17...........................     Aaa/AAA         20,552           21,103
      FGCI, Pool # B13342, 5.50%, 04/01/19...........................     Aaa/AAA        172,316          176,939
      FGLMC, Pool # C72047, 7.00%, 09/01/32..........................     Aaa/AAA          4,328            4,570
      FGLMC, Pool # A00930, 10.00%, 05/01/20.........................     Aaa/AAA          6,835            7,681
      FGLMC, Pool # C80342, 6.50%, 09/01/25..........................     Aaa/AAA         35,151           36,718
      FGLMC, Pool # D85515, 6.50%, 01/01/28..........................     Aaa/AAA        236,559          246,815
      FGLMC, Pool # C16503, 6.50%, 10/01/28..........................     Aaa/AAA          2,941            3,067
      FGLMC, Pool # C00967, 8.50%, 02/01/30..........................     Aaa/AAA        133,702          144,608
      FGLMC, Pool # C01361, 6.00%, 05/01/32..........................     Aaa/AAA        429,090          439,179
      FGLMC, Pool # A14640, 5.00%, 10/01/33..........................     Aaa/AAA      1,000,481          970,735
      FNCI, Pool # 303728, 6.00%, 01/01/11...........................     Aaa/AAA        233,616          244,597
      FNCI, Pool # 535003, 7.00%, 11/01/14...........................     Aaa/AAA        125,810          134,350
      FNCI, Pool # 357279, 6.00%, 05/01/17...........................     Aaa/AAA        370,771          386,918
      FNCI, Pool # 701353, 5.00%, 04/01/18...........................     Aaa/AAA        173,621          178,330
      FNCI, Pool # 695852, 5.00%, 05/01/18...........................     Aaa/AAA        365,465          368,040
      FNCI, Pool # 722798, 5.00%, 06/01/18...........................     Aaa/AAA        275,000          276,937
      FNCL, Pool # 481429, 6.00%, 01/01/29...........................     Aaa/AAA        564,056          578,053

                       See notes to financial statements.

[LOGO]  FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)-- CONTINUED                                                     APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------------

                                                                        MOODY'S/S&P     PRINCIPAL         VALUE
                                                                          RATING         AMOUNT         (NOTE 2)
                                                                       ------------     --------       -----------
MORTGAGE BACKED SECURITIES -- (CONTINUED)

      FNCL, Pool # 522898, 8.00%, 01/01/30...........................     Aaa/AAA     $  107,103    $     115,997
      FNCL, Pool # 526025, 8.00%, 01/01/30...........................     Aaa/AAA         83,515           90,356
      FNCL, Pool # 704096, 5.50%, 05/01/33...........................     Aaa/AAA        974,655          973,142
      FNCL, Pool # 743430, 5.50%, 10/01/33...........................     Aaa/AAA        402,943          402,317
      GNSF, Pool # 6937, 8.50%, 12/15/05.............................     Aaa/AAA            759              785
      GNSF, Pool # 780374, 7.50%, 12/15/23 ..........................     Aaa/AAA        218,115          235,754
      GNSF, Pool # 417239, 7.00%, 02/15/26...........................     Aaa/AAA        350,119          373,602
      GNSF, Pool # 569684, 6.00%, 02/15/32...........................     Aaa/AAA        144,577          148,330
      GNSF, Pool # 588967, 6.00%, 11/15/32...........................     Aaa/AAA          7,832            8,036
                                                                                                    -------------
        TOTAL MORTGAGE BACKED SECURITIES (Cost $6,472,763).......................................       6,566,959
                                                                                                    -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.62%

      FHLMC, 5.125%, 11/07/13........................................     Aaa/AAA        250,000          246,017
      FHLMC, Sub. Notes, 6.25%, 03/05/12.............................     Aa2/AA-        535,000          565,310
      FNMA, 3.50%, 10/15/07..........................................     Aaa/AAA        400,000          397,844
      FNMA, 3.125%, 03/16/09.........................................     Aaa/AAA        480,000          458,963
                                                                                                    -------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,676,443)...............................       1,668,134
                                                                                                    -------------

U.S. TREASURY OBLIGATIONS** -- 6.45%

      U.S. Treasury Notes, 1.50%, 03/31/06......................................         250,000          246,514
      U.S. Treasury Notes, 3.125%, 04/15/09.....................................         430,000          420,543
      U.S. Treasury Notes, 4.000%, 02/15/14.....................................         220,000          211,338
      U.S.Treasury Bonds, 5.375%, 02/15/31......................................         525,000          531,890
                                                                                                    -------------
        TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,433,788)........................................       1,410,285
                                                                                                    -------------

SHORT-TERM INVESTMENTS-- 2.83%                                                            SHARES
                                                                                          ------
     Evergreen Institutional Money Market Fund - I Shares (Cost $619,403).......         619,403          619,403
                                                                                                    -------------

TOTAL INVESTMENTS (Cost $21,998,302)-- 101.34%..................................                    $  22,171,371
OTHER ASSETS AND LIABILITIES, NET-- (1.34%).....................................                         (293,089)
                                                                                                    -------------
NET ASSETS-- 100.00%............................................................                    $  21,878,282
                                                                                                    =============


144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of April 30, 2004, these securities amounted to 10.47% of net assets.These securities have been determined to be liquid under the guidelines approved by the Board of Trustees.

   * The bond's principal and interest payments are insured by MBIA, Inc., the parent company of 1838 Investment Advisors, LLC (See Note 4).

  ** While no ratings are shown for U.S. Treasury Obligations, they are considered to be of the highest quality, comparable to Moody's Aaa rating and S&P's AAA rating.


                       See notes to financial statements.


[LOGO]  INVESTMENT ADVISORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                                    APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------------

                                                                              INTERNATIONAL         FIXED INCOME
                                                                               EQUITY FUND              FUND
                                                                             -----------------------------------
ASSETS:
Investments, at value (identified cost $33,687,907 and $21,998,302,
   respectively) (Note 2).........................................             $41,369,806          $22,171,371
Receivables:
   Dividends, interest and foreign tax reclaims..................                  302,486              167,493
   Reimbursement due from advisor.................................                      --                3,113
Other assets.....................................................                    2,199                1,939
                                                                               --------------------------------
     Total assets................................................               41,674,491           22,343,916
                                                                               --------------------------------

LIABILITIES:
Management fees due to Advisor (Note 4)...........................                  21,905                   --
Due to affiliates (Note 4)........................................                   2,112                1,239
Payable for investment securities purchased......................                       --              424,990
Other accrued expenses...........................................                   16,638               39,405
                                                                               --------------------------------
     Total liabilities...........................................                   40,655              465,634
                                                                               --------------------------------
NET ASSETS.......................................................              $41,633,836          $21,878,282
                                                                               ================================

NET ASSETS CONSIST OF:
Shares of beneficial interest....................................              $     3,496       $        2,372
Additional capital paid-in.......................................               47,613,423           21,076,770
Undistributed net investment income (loss).......................                  (18,876)              42,908
Accumulated net realized gain (loss) on investments..............              (13,675,655)             583,163
Net unrealized appreciation on:
   Investments...................................................                7,681,899              173,069
   Translation of assets and liabilities in foreign currencies...                   29,549                  --
                                                                               --------------------------------

NET ASSETS........................................................             $41,633,836          $21,878,282
                                                                               ================================

Shares of beneficial interest outstanding........................                3,495,853            2,371,705
                                                                               --------------------------------


NET ASSETS VALUE, offering and redemption price per share
   (Net assets/Outstanding shares of beneficial interest).........             $     11.91          $      9.22
                                                                               ================================

                       See notes to financial statements.


[LOGO]  INVESTMENT ADVISORS FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                               INTERNATIONAL        FIXED INCOME
                                                                                EQUITY FUND             FUND
                                                                             ------------------------------------
INVESTMENT INCOME:
   Dividends.....................................................            $     470,754      $           --
   Interest......................................................                    2,111              703,174
   Foreign taxes withheld .......................................                  (48,986)                  --
                                                                             ----------------------------------
             Total Investment Income.............................                  423,879              703,174
                                                                             ----------------------------------
EXPENSES:
   Investment advisory fees (Note 4).............................                  172,786               72,891
   Administration fee (Note 4)...................................                   13,823                8,937
   Accounting fee (Note 4).......................................                   29,895               19,900
   Custodian fees ...............................................                   16,829                6,034
   Transfer agency fees (Note 4).................................                    9,945                9,945
   Trustees' fees (Note 4).......................................                    7,216                8,820
   Audit fees....................................................                    8,246                6,405
   Legal fees....................................................                   11,001                7,822
   Registration fees.............................................                    8,290                8,455
   Reports to shareholders.......................................                    3,567                3,775
   Other.........................................................                   11,147               12,647
                                                                             ----------------------------------
        Total expenses...........................................                  292,745              165,631
        Advisory fees waived (Note 4)............................                   (7,210)             (72,891)
        Reimbursement from Advisor (Note 4).......................                      --               (5,030)
                                                                             ----------------------------------
           Total expenses, net...................................                  285,535               87,710
                                                                             ----------------------------------
              Net investment income..............................                  138,344              615,464
                                                                             ----------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
      Net realized gain (loss) from:
         Investment transactions.................................                3,434,766              659,296
         Foreign currency transactions...........................                 (157,220)                  --
                                                                             ----------------------------------
           Total net realized gain (loss)........................                3,277,546              659,296
                                                                             ----------------------------------
      Change in unrealized appreciation (depreciation) of:
         Investments.............................................                2,692,278             (669,340)
         Translation of assets and liabilities in foreign currencies                                     (3,400)  --
                                                                             ----------------------------------
           Total change in unrealized appreciation (depreciation).               2,688,878             (669,340)
                                                                             ----------------------------------
                 Net gain (loss) on investments and foreign currency             5,966,424              (10,044)
                                                                             ----------------------------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........             $  6,104,768         $    605,420
                                                                             ==================================

                       See notes to financial statements.

[LOGO]  INVESTMENT ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------

                                                                                 INTERNATIONAL     FIXED INCOME
                                                                                  EQUITY FUND           FUND
                                                                             ----------------------------------
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................            $     138,344      $       615,464
   Net realized gain (loss) from investment and
     foreign currency transactions...............................                3,277,546              659,296
   Change in unrealized appreciation (depreciation) of
     investments and foreign currency............................                2,688,878             (669,340)
                                                                             ----------------------------------
Net increase in net assets resulting from operations.............                6,104,768              605,420

Distributions to shareholders from:
   Net investment income..........................................                      --             (672,014)
   Short-term gains...............................................                      --           (1,390,264)
   Long-term gains................................................                      --           (1,316,635)
                                                                             ----------------------------------
      Total distributions.........................................                      --           (3,378,913)
                                                                             ----------------------------------
Decrease in net assets from Fund share transactions (Note 5)......             (14,561,640)         (15,557,382)
                                                                             ----------------------------------
Decrease in net assets...........................................               (8,456,872)         (18,330,875)
NET ASSETS:
Beginning of period..............................................               50,090,708           40,209,157
                                                                             ----------------------------------
End of period (including undistributed net investment income of
     $0 and $42,908, respectively)...............................             $ 41,633,836       $   21,878,282
                                                                              =================================

FOR THE YEAR ENDED OCTOBER 31, 2003
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................             $    256,903      $     2,946,345
   Net realized gain (loss) from investment and foreign
      currency transactions......................................               (4,412,388)           2,753,015
   Change in unrealized appreciation (depreciation) of
     investments and foreign currency............................               13,099,951           (1,582,276)
                                                                             ----------------------------------
Net increase in net assets resulting from operations.............                8,944,466            4,117,084
                                                                             ----------------------------------
Distributions to shareholders from:
   Net investment income..........................................                      --           (2,846,887)
   Long-term gains................................................                      --             (499,526)
                                                                             ----------------------------------
      Total distributions.........................................                      --           (3,346,413)
                                                                             ----------------------------------
Decrease in net assets from Fund share transactions (Note 5).....              (15,360,896)         (50,295,065)
                                                                             ----------------------------------
Decrease in net assets............................................              (6,416,430)         (49,524,394)
NET ASSETS:
Beginning of year.................................................              56,507,138           89,733,551
                                                                             ----------------------------------
End of year (including undistributed net investment income of
        $0 and $99,458, respectively)............................              $50,090,708       $   40,209,157
                                                                             ==================================

                       See notes to financial statements.

[LOGO OMITTED]   INVESTMENT ADVISORS FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements. It should be read in conjuction with the financial statements and notes thereto.

INTERNATIONAL EQUITY FUND
                                                   FOR THE
                                                  SIX-MONTH
                                                 PERIOD ENDED            FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2004   -----------------------------------------------------
                                                  (UNAUDITED)      2003       2002       2001      2000       1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD........         $10.50       $8.50      $9.89     $14.59     $14.57    $12.08
                                                      ----------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income  ...................           0.04        0.05       0.01       0.03       0.01      0.03
   Net realized and unrealized gain (loss) on
     investments and foreign currency transactions      1.37        1.95      (1.40)     (3.19)      0.78      3.34
                                                      ---------------------------------------------------------------
     Total from investment operations........           1.41        2.00      (1.39)     (3.16)      0.79      3.37
                                                      ---------------------------------------------------------------

DISTRIBUTIONS:
   From net investment income................            --          --         --         --         --        --
   From net short-term realized gain
     on investments..........................            --          --         --       (0.22)     (0.45)      --
   From net long-term realized gain
     on investments..........................            --          --         --       (1.32)     (0.32)    (0.88)
                                                      ---------------------------------------------------------------
     Total distributions.....................            --          --         --       (1.54)     (0.77)    (0.88)
                                                      ---------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD..............         $11.91      $10.50      $8.50      $9.89     $14.59    $14.57
                                                      ===============================================================
TOTAL RETURN.................................          13.43%*     23.53  %  (14.05)    (23.94)%     5.06%    29.10%
RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses (net of fee waivers).............           1.25%**     1.23%      1.10%      1.04%      1.10%     1.09%
   Expenses (excluding fee waivers)..........           1.28%**      N/A        N/A        N/A        N/A       N/A
   Net investment income.....................            0.60%**    0.55%      0.08%      0.26%      0.04%     0.23%
Portfolio turnover rate......................           17.86%     44.66%     31.51%     41.58%     51.99%    48.71%
Net assets, end of period (in 000's).........         $41,634    $40,867    $56,507    $72,007   $101,686   $86,547

  * Total return not annualized.
**  Annualized




                       See notes to financial statements.

[LOGO]  INVESTMENT ADVISORS FUNDS

--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements. It should be read in conjuction with the financial statements and notes thereto.

FIXED INCOME FUND

                                                FOR THE
                                               SIX-MONTH
                                              PERIOD ENDED            FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                             APRIL 30, 2004  ----------------------------------------------------------
                                               (UNAUDITED)     2003        2002       2001        2000        1999
                                               ------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD.......      $10.16      $10.11       $10.49     $9.75       $9.81       $10.24
                                                  ---------------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income1...................        0.21        0.48         0.56      0.61        0.63         0.53
   Net realized and unrealized gain (loss)
       on investments .....................        (0.09)       0.08        (0.19)     0.75       (0.04)       (0.45)
                                                  ---------------------------------------------------------------------
      Total from investment operations 1....        0.12        0.56         0.37      1.36        0.59         0.08
                                                  ---------------------------------------------------------------------
DISTRIBUTIONS:
   From net investment income...............       (0.22)      (0.45)       (0.56)    (0.62)      (0.65)       (0.51)
   Return of capital........................          --          --           --        --          --           --
   From net short-term realized gain on
        investments.........................       (0.43)         --        (0.16)       --          --           --
   From net long-term realized gain on
     investments...........................        (0.41)      (0.06)       (0.03)       --          --           --
                                                  ---------------------------------------------------------------------
      Total distributions...................       (1.06)      (0.51)       (0.75)    (0.62)      (0.65)       (0.51)
                                                  ---------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD.............       $9.22      $10.16       $10.11    $10.49       $9.75        $9.81
                                                  =====================================================================
TOTAL RETURN................................        1.16%*     5.67%        3.86%    14.36%       6.33%        0.79%
RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses (net of fee waivers) 2..........        0.60%**    0.60%        0.60%     0.60%       0.60%        0.61%
   Expenses (excluding fee waivers).........        1.14%**    0.84%        0.74%     0.70%       0.75%        0.73%
   Net investment income1 ..................        4.22%**    4.59%        5.58%     6.09%       6.57%        5.35%
Portfolio turnover rate.....................       59.29%    234.92%      205.61%   199.43%     361.63%      834.18%
Net assets, end of period (in 000's)........     $21,878     $40,209      $89,734  $128,671    $152,319      $94,221

 * Total return not annualized.

** Annualized

1 Effective November 1, 2001, the Fixed Income Fund adopted the required provisions of the AICPA Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets by 0.09%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in accounting principle.

2 Effective March 1, 1999, 1838 Investment Advisors, LLC voluntarily agreed to waive its fees and/or reimburse the Fund so the total operating expenses do not exceed 0.60% of average daily net assets.

                       See notes to financial statements.

[LOGO]  INVESTMENT ADVISORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)                     APRIL 30, 2004
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF THE FUNDS

The 1838 Investment Advisors Funds (the "Trust") was organized as a Delaware series business trust on December 9, 1994, and is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust consists of two Funds: the 1838 International Equity Fund and the 1838 Fixed Income Fund (each a "Fund" and collectively, the "Funds"). The investment objectives of each Fund are set forth below.

The 1838 International Equity Fund (the "International Fund") commenced operations on August 3, 1995. The Fund's investment objective is capital appreciation, with a secondary objective of income. The Fund seeks to achieve its objective by investing at least 80% of its total assets in a diversified portfolio of equity securities of issuers located in countries other than the United States.

The 1838 Fixed Income Fund (the "Fixed Income Fund") commenced operations on September 2, 1997. The Fund's investment objective is maximum current income, with a secondary objective of growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed income securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION. Each Fund's securities, except investments with remaining maturities of 60 days or less, for which representative market quotations are available will be valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the security's principal market or exchange on which it trades. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but prior to the NAV calculation, then that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service. As of April 30, 2004, there were no securities valued by, or under procedures established by, the Board of Trustees.

FEDERAL INCOME TAXES. Each Fund is treated as a separate entity and intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

        (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and

        (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates.

[LOGO]  INVESTMENT ADVISORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2004
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts ("FFCEC"). Additionally, the International Fund may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at fair value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. There were no FFCEC to hedge foreign currency assets outstanding at April 30, 2004.

DISTRIBUTIONS TO SHAREHOLDERS AND BOOK/TAX DIFFERENCES. The Fixed Income Fund distributes net investment income monthly. All other distributions by the Funds will be made annually in December. Additional distributions may be made by each Fund to the extent necessary. Distributions of net investment income and net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America ("GAAP"). These differences are primarily due to differing treatments of gains or losses on foreign currency transactions and losses deferred due to wash sales. Net investment income, short-term gains and foreign currency gains are taxed as ordinary income and long-term gains are taxed as capital gains.

Distributions during the six-month period ended April 30, 2004 were characterized as follows for tax purposes:


                                          ORDINARY       CAPITAL        TOTAL
            FUND                           INCOME         GAIN      DISTRIBUTION
            ----                        -----------   -----------   -----------
           International Fund.........          --             --            --
           Fixed Income Fund..........  $2,062,278    $1,316,635     $3,378,913

Distributions during the fiscal year ended October 31, 2003 were characterized as follows for tax purposes:


                                          ORDINARY       CAPITAL        TOTAL
            FUND                           INCOME         GAIN      DISTRIBUTION
            ----                        -----------   -----------   -----------
           International Fund.........          --           --             --
           Fixed Income Fund..........  $2,846,887     $499,526     $3,346,413

At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                    UNDISTRIBUTED
                                                     UNDISTRIBUTED    LONG TERM     CAPITAL LOSS   UNREALIZED
           FUND                                     ORDINARY INCOME  CAPITAL GAIN   CARRYFORWARD  APPRECIATION
           ----                                      -------------   -----------    -----------   -----------
           International Fund.......................  $        --     $       --   $(17,020,772)   $4,899,972
           Fixed Income Fund........................    1,427,725      1,312,262             --       828,646

As of October 31, 2003, the following table shows the capital loss carryovers available to offset possible future capital gains for the following Fund:

           FUND                                   AMOUNT         EXPIRATION DATE
           ----                                ------------      ---------------
           International Fund..............     $ 1,643,063         10/31/2009
                                                 11,237,327         10/31/2010
                                                  4,140,382         10/31/2011

[LOGO]  INVESTMENT ADVISORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2004
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

At April 30, 2004, the following table shows for federal tax purposes the aggregate cost of investments, the net unrealized appreciation/(depreciation) of those investments, the aggregate gross unrealized appreciation of all securities with an excess of market value over tax cost and the aggregate gross unrealized depreciation of all securities with an excess of tax cost over market value.


                                                                   NET UNREALIZED      GROSS           GROSS
                                                    AGGREGATE       APPRECIATION/   UNREALIZED      UNREALIZED
           FUND                                      TAX COST      (DEPRECIATION)  APPRECIATION    DEPRECIATION
           ----                                    -----------     ------------    -----------     -----------
           International Fund..................     $33,777,557     $7,592,249      $8,900,421      $1,308,172
           Fixed Income Fund...................      21,999,963        171,408         348,304         176,896

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER. Investment security transactions are accounted for on a trade date basis. The specific identification method is utilized for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

During the six-month period ended April 30, 2004, purchases and sales of investment securities, other than short-term investments, were as follows:

                                                INTERNATIONAL     FIXED INCOME
                                                     FUND             FUND
                                                 ------------     -------------
           Purchases.........................    $ 8,067,591       $17,041,780
           Sales.............................     22,487,134        35,114,580

Purchases, sales and maturities of U.S. Government securities, during the six-month period ended April 30, 2004, were as follows:


                                                INTERNATIONAL     FIXED INCOME
                                                     FUND             FUND
                                                 ------------     -------------
           Purchases.........................       $ --           $ 6,890,687
           Sales.............................         --            13,328,345

NOTE 4 -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As of April 30, 2004, the Trust, on behalf of each Fund, employed 1838 Investment Advisors, LLC (the "Investment Advisor"), a wholly-owned subsidiary of MBIA Inc., and registered investment adviser under the 1940 Act, to furnish investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust. The Investment Advisor supervises the investment of the assets of the Funds in accordance with each Fund's investment objective, policies and restrictions.

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NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2004
--------------------------------------------------------------------------------

NOTE 4 -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES -- (CONTINUED)

The Trust pays the Investment Advisor a monthly fee at the following annual rates of each Fund's average daily net assets: 0.75% for the International Fund and 0.50% for the Fixed Income Fund. The Investment Advisor has voluntarily agreed to waive its advisory fee and/or reimburse each Fund monthly to the extent that the total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) will exceed the following annual rates of each Fund's average daily net assets: 1.25% for the International Fund and 0.60% for the Fixed Income Fund. This undertaking may be rescinded at any time in the future.

The following table summarizes the advisory fees incurred by the Funds for the six-month period ended April 30, 2004:

                                     GROSS      ADVISORY FEE       NET         ADVISOR
                                  ADVISORY FEE     WAIVER     ADVISORY FEE  REIMBURSEMENT
                                   -----------   -----------   -----------  ------------
International Fund..............    $172,786      $ 7,210       $165,576         $  0
Fixed Income Fund...............      72,891       72,891             --        5,030

As of April 30, 2004, 1838 Investment Advisors, LLC ("1838 LLC") also served as Administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of each Fund. The Administrator is responsible for services such as financial reporting, compliance monitoring and corporate management. The Trust paid 1838 LLC a monthly asset-based fee at the annual rate of 0.06% of each Fund's average daily net assets, with a minimum annual fee per Fund of $15,000. For the six-month period ended April 30, 2004, 1838 LLC's administration fees amounted to $13,823 for the International Fund and $8,937 for the Fixed Income Fund.

MBIA Municipal Investors Services Corporation ("MBIA MISC"), a direct, wholly-owned subsidiary of MBIA Inc., serves as Accounting Agent to the Trust. As Accounting Agent, MBIA MISC determines each Fund's net asset value per share and provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. The Trust pays MBIA MISC a monthly asset-based fee at the annual rate of $40,000, plus 0.03% of the Fund's average daily net assets in excess of $50 million for the Fixed Income Fund. For the International Fund the Trust pays at the annual rate of $60,000, plus 0.03% of average daily net assets in excess of $50 million. For the six-month period ended April 30, 2004, MBIA MISC's accounting fees amounted to $29,895 for the International Fund and $19,900 for the Fixed Income Fund.

MBIA MISC also serves as the Funds' transfer agent pursuant to a Transfer Agency Agreement with the Trust. For these services, MBIA MISC receives an annual fee per Fund of $20,000, and is reimbursed for out-of-pocket expenses. For the six-month period ended April 30, 2004, MBIA MISC's transfer agent fees amounted to $9,945 for each Fund.

MBIA Capital Management Corporation (the "distributor"), a direct, wholly-owned subsidiary of MBIA Inc., entered into a Distribution Agreement with the Trust to assist in securing purchasers for shares of each Fund. The distributor also directly or through its affiliates, provides investor support services. The distributor receives no compensation for distributing the Funds' shares, except for reimbursement of its out-of-pocket expenses.

The Trustees of the Trust who are "interested persons" of the Trust, the Investment Advisor or its affiliates and all personnel of the Trust or the Investment Advisor performing services related to research, statistical and investment activities are paid by the Investment Advisor or its affiliates.

[LOGO]  INVESTMENT ADVISORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2004
--------------------------------------------------------------------------------

NOTE 5 -- FUND SHARE TRANSACTIONS

At April 30, 2004, there were an unlimited number of shares of beneficial interest with a $0.001 par value, authorized. The following table summarizes the activity in shares of each Fund:

INTERNATIONAL FUND

                                                            FOR THE SIX-MONTH PERIOD      FOR THE FISCAL YEAR
                                                              ENDED APRIL 30, 2004      ENDED OCTOBER 31, 2003
                                                            -------------------------  -------------------------
                                                              SHARES        AMOUNT       SHARES       AMOUNT
                                                            -----------  -----------   -----------  ----------
      Shares sold.....................................       189,857      $2,177,522     319,488      $2,920,560
      Shares redeemed.................................    (1,462,639)    (16,739,162) (2,195,911)    (18,281,456)
                                                           ---------     -----------   ---------     -----------
      Net increase....................................    (1,272,782)   $(14,561,640) (1,876,423)   $(15,360,896)
                                                                         ===========                 ===========
      Shares outstanding:
              Beginning of period.....................     4,768,635                   6,645,058
                                                           ---------                   ---------
              End period.............................      3,495,853                   4,768,635
                                                           =========                   =========


FIXED INCOME FUND

                                                            FOR THE SIX-MONTH PERIOD      FOR THE FISCAL YEAR
                                                              ENDED APRIL 30, 2004      ENDED OCTOBER 31, 2003
                                                            -------------------------  -------------------------
                                                              SHARES        AMOUNT       SHARES       AMOUNT
                                                            -----------  -----------   -----------  ----------
      Shares sold.....................................       206,366      $1,985,626     255,303      $2,619,947
      Shares issued to shareholders in reinvestment
         of distributions.............................       319,615       3,006,019     297,492       3,031,642
      Shares redeemed.................................    (2,110,022)    (20,549,027) (5,472,108)    (55,946,654)
                                                           ---------     -----------   ---------     -----------
      Net  increase...................................    (1,584,041)   $(15,557,382) (4,919,313)   $(50,295,065)
                                                                         ===========                 ===========
      Shares outstanding:
              Beginning of period.....................     3,955,746                   8,875,059
                                                           ---------                   ---------
              End of period..........................      2,371,705                   3,955,746
                                                          ==========                   =========

NOTE 6 -- CONCENTRATION OF RISKS

The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economical developments and the level of government supervision and regulation of securities markets in the various countries.

[LOGO]  INVESTMENT ADVISORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED         APRIL 30, 2004
--------------------------------------------------------------------------------


NOTE 7 -- CHANGE OF CONTROL OF THE INVESTMENT ADVISOR

On May 13, 2004, 1838 LLC sold its business to Andover Acquisition Co., LP, an affiliate of Orca Bay Partners, together with 1838 LLC management ("Sale"). After the Sale, Andover Acquisition Co., LP changed its name to 1838 Investment Advisors, LP ("1838 LP"). The Sale resulted in an assignment and automatic termination of the investment advisory agreements between 1838 LLC and the Funds (the "Prior Agreements") on May 13, 2004. For the period May 13, 2004 to July 19, 2004, 1838 LP will serve as investment advisor pursuant to interim investment advisory agreement as permitted by Rule 15a-4 under the 1940 Act. On July 20, 2004, each Fund's shareholders will vote on a proposal to approve a new investment advisory agreement between the Funds and 1838 LP that is substantially identical to the Prior Agreements.

1838 LP is owned by management of 1838 LP together with an investment group led by Orca Bay Partners. Orca Bay Partners, founded in 1998, is based in Seattle, Washington and is an affiliate of Orca Bay Capital. Richard D. Hughes, an operating professional with Orca Bay Partners, is chief executive officer of 1838 LP. 1838 LLC's investment advisory team was retained by 1838 LP with the same personnel. It is expected that the Sale will result in the augmentation of the investment advisory team's investment resources and capabilities from an infusion of new capital.

In order to retain the services of the Fixed Income Fund's portfolio manager (Clifford D. Corso who is not employed with 1838 LP), the Fund also entered into an interim sub-investment advisory agreement with MBIA Capital Management Corp. On July 20, 2004, the Fixed Income Fund shareholders will vote on a proposal to approve a new sub-investment advisory agreement between that Fund, 1838 LP and MBIA Capital Management Corp. Prior to the Sale, Mr. Corso was an officer of 1838 LLC and MBIA Capital Management Corp. He currently is the Managing Director of MBIA Capital Management Corp. For the period May 13, 2004 to December 31, 2004 the sub-advisor receives no compensation for its services. After December 31, 2004, 1838 LP will pay the Fixed Income Fund's sub-investment advisor out of its own income an annual fee of 0.05% of the Fixed Income Fund's average daily net assets, payable on a monthly basis.

Effective May 13, 2004, 1838 LP serves as Administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of each Fund. The Administrator is responsible for services such as financial reporting, compliance monitoring and corporate management. The Trust will pay 1838 LP a monthly asset-based fee at the annual rate of 0.06% of each Fund's average daily net assets, with a minimum annual fee per Fund of $15,000.

NOTE 8 -- LIQUIDATION AND TERMINATION OF THE 1838 LARGE CAP EQUITY FUND

At a meeting held on March 31, 2004, the Board of Trustees of 1838 Investment Advisors Funds (the "Trust") unanimously approved the liquidation and termination of the 1838 Large Cap Equity Fund (the "Large Cap Fund"). The Large Cap Fund's assets were liquidated as of April 1, 2004, and a final liquidating net asset value per share of $7.12 was established. All outstanding shares of the Large Cap Fund were redeemed and operations were terminated as of the close of business on April 19, 2004.

                       [This Page Intentional Left Blank]

                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                                  ------------
                          1838 INVESTMENT ADVISORS, LLC
                           2701 RENAISSANCE BOULEVARD
                                  FOURTH FLOOR
                            KING OF PRUSSIA, PA 19406

                                   DISTRIBUTOR
                                  ------------
                       MBIA CAPITAL MANAGEMENT CORPORATION
                                 113 KING STREET
                                ARMONK, NY 10504

                                 ACCOUNTING AND
                                 TRANSFER AGENT
                                  ------------
                  MBIA MUNICIPAL INVESTORS SERVICE CORPORATION
                                 113 KING STREET
                                ARMONK, NY 10504

                                    CUSTODIAN
                                  ------------
                             WACHOVIA NATIONAL BANK
                               123 S. BROAD STREET
                             PHILADELPHIA, PA 19109

                                  LEGAL COUNSEL
                                  ------------
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                            EIGHTEENTH & ARCH STREETS
                             PHILADELPHIA, PA 19103

                                    AUDITORS
                                  ------------
                              TAIT, WELLER & BAKER
                               1818 MARKET STREET
                                   SUITE 2400
                             PHILADELPHIA, PA 19103


                                 [LOGO OMITTED]

                            INVESTMENT ADVISORS FUNDS




                            INTERNATIONAL EQUITY FUND
                                FIXED INCOME FUND







                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004


SAR 4/04

ITEM 2: Code of Ethics

        A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

ITEM 3: Audit Committee Financial Expert

        Not applicable at this time.

ITEM 4: Principal Accountant Fees and Services

        Not applicable at this time.

ITEM 5: Audit Committee of Listed Registrants

        Not applicable at this time.

ITEM 6: Schedule of Investments

        Not applicable.

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

ITEM 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        Not applicable.

ITEM 9: Submission of Matters to a Vote of Security Holders.

        Not applicable.

ITEM 10: CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11: Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

   (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

   (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   Signatures


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Investment Advisors Funds

BY: /s/ W. Thacher Brown
    --------------------
    W. Thacher Brown
    Chairman and President

Date: June 29, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ W. Thacher Brown
    --------------------
    W. Thacher Brown
    Chairman and President
    (Principal Executive Officer)

Date: June 29, 2004

BY: /s/ Anna M. Bencrowsky
    ----------------------
    Anna M. Bencrowsky
    Secretary and Treasurer
   (Principal Financial Officer)

Date: June 29, 2004